Liquidity risk - Assets Pledged as Security (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr) creditFacility	Dec. 31, 2021 CHF (SFr)
Disclosure of Financial Risk Management [Abstract]
Number of credit facilities | creditFacility	3
Trade receivables	SFr 43.4	SFr 23.3
Inventory	234.9	74.0
Assets pledged	SFr 278.3	SFr 97.3